Nov. 28, 2023
Akre Focus Fund
Akre Focus Fund
Investment Objective
The Akre Focus Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Retail Class	Institutional Class	Supra Institutional Class
Redemption Fee (as a percentage of amount redeemed less than 30 days from purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class	Supra Institutional Class
Management Fees	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses
Shareholder Servicing Fee	0.09%	0.08%	0.00%
Other Expenses	0.07%	0.06%	0.06%
Total Other Expenses	0.16%	0.14%	0.06%
Total Annual Fund Operating Expenses	1.31%	1.04%	0.96%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$133	$415	$718	$1,579
Institutional Class	$106	$331	$574	$1,271
Supra Institutional Class	$98	$306	$531	$1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges. Investments consist primarily of common stocks of companies of any size market capitalization. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts (“REITs”), and other securities that are convertible into equity securities. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and directly in foreign equity securities. Additionally, the Fund may participate in securities lending arrangements of up to 33-1/3% of its total asset value with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of July 31, 2023, 49.6% of the Fund’s net assets were invested in securities of issuers within the financial services sector.
Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Advisor may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.
Akre Capital Management, LLC (the “Advisor”) principally seeks to identify companies which may earn higher-than-average returns on shareholders’ equity; are managed, in the Advisor’s judgment, by individuals who have a history of treating public shareholders like partners; and have ample opportunity to reinvest excess profits at above-average rates. Once a potential investment is identified, the Advisor attempts to purchase shares at valuations the Advisor considers modest-to-reasonable, relative to the nature of the business, and the expected growth in economic value per share. The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.
The Advisor may sell a security for a variety of reasons, including, without limitation, when: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization, changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged to be more attractive than a current holding; (4) views change of the individual holdings as well as the general market; or (5) something changes for the worse in the business model, management or governance, or future opportunity for reinvestment.

Principal Risks of Investing in the Fund
Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the Retail Class and is an illustration of how shares of the Fund’s total returns have varied from year to year. The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year, 10-year, and since inception periods compare with those of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Retail, Institutional, and Supra Institutional Class performance information is available on the Fund’s website at www.akrefund.com.
Calendar Year Total Return as of December 31* – Retail Class

The year-to-date return as of September 30, 2023, was 10.10%.

Highest Quarterly Return:	Q2, 2020	21.58%

Lowest Quarterly Return:	Q2, 2022	-13.09%

Average Annual Total Return for the periods ended December 31, 2022

Average Annual Total Return for the periods ended December 31, 2022
	1 Year	5 Years	10 Years	Since Inception
Retail Class
Return Before Taxes	-22.93%	10.36%	13.80%	13.93%
Return After Taxes on Distributions	-24.08%	9.67%	13.31%	13.53%
Return After Taxes on Distributions and Sale of Fund Shares	-12.74%	8.26%	11.61%	12.02%
Institutional Class
Return Before Taxes	-22.73%	10.66%	14.10%	14.23%
Supra Institutional Class
Return Before Taxes	-22.67%	10.76%	14.19%	14.33%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-18.11%	9.42%	12.56%	12.65%

Since Inception return is from August 31, 2009, for the Retail Class shares and Institutional Class shares, and August 31, 2015, for the Supra Institutional Class shares. Performance shown prior to the inception of Supra Institutional Class shares reflects the performance of the Fund’s Institutional Class shares. The performance of the Institutional Class shares is lower than performance of the Supra Institutional Class shares because Supra Institutional Class shares have lower expenses than the Institutional Class shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown only for Retail Class shares. After-tax returns for other classes will vary. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares because there is an assumed tax benefit for the investor.